Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	31-Dec-25	31-Dec-24
Cash at banks	$73,374,606	$9,481,681
Cash at brokers	17,742,923	$6,421,996
Cash at digital currency exchanges	116,561	$27,848
	$91,234,090	$15,931,525